INTANGIBLES, NET (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACQUIRED INTANGIBLE ASSETS

Intangible assets consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
Customer Lists	$687,500	$687,500
Intellectual Property	10,333,144	-
Tradenames	275,447	-
Noncompete Agreement	72,886	-

Less: accumulated amortization	(464,589)	-
Net book value	$10,904,388	$687,500

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

Future amortization expense from intangible assets as of September 30, 2023 were as follows:

For the Year Ended,
December 31,
Remainder of 2023	$298,798
2024	1,188,698
2025	1,185,450
2026	1,185,450
2027	1,185,450
Thereafter	5,860,542
Total remaining amortization expense	$10,904,388

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACQUIRED INTANGIBLE ASSETS

Intangible assets acquired consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Customer lists	$687,500	$-
Less: accumulated amortization	-	-
Net book value	$687,500	$-